CONSOLIDATED STATEMENTS OF FINANCIAL POSITION CAD in Millions	Dec. 31, 2017 CAD $ / CAD	Dec. 31, 2016 CAD $ / CAD
Assets
Cash, cash equivalents and short-term securities (Note 5)	CAD 8,890	CAD 8,642
Debt securities (Notes 5 and 6)	72,619	71,887
Equity securities (Notes 5 and 6)	6,020	5,774
Mortgages and loans (Notes 5 and 6)	42,805	40,775
Derivative assets (Notes 5 and 6)	1,478	1,608
Other invested assets (Note 5)	4,154	3,931
Policy loans (Note 5)	3,106	3,141
Investment properties (Note 5)	7,067	6,592
Invested assets	146,139	142,350
Other assets (Note 8)	4,408	5,109
Reinsurance assets (Notes 10 and 11)	4,028	5,144
Deferred tax assets (Note 20)	1,295	1,448
Intangible assets (Note 9)	1,667	1,703
Goodwill (Note 9)	5,183	5,317
Total general fund assets	162,720	161,071
Investments for account of segregated fund holders (Note 22)	106,392	97,167
Total assets	269,112	258,238
Liabilities
Insurance contract liabilities (Note 10)	117,785	115,057
Investment contract liabilities (Note 10)	3,082	2,913
Derivative liabilities (Notes 5 and 6)	1,756	2,512
Deferred tax liabilities (Note 20)	403	687
Other liabilities (Note 12)	11,987	12,399
Senior debentures (Note 13)	1,299	1,299
Subordinated debt (Note 14)	3,437	3,836
Total general fund liabilities	139,749	138,703
Insurance contracts for account of segregated fund holders (Note 22)	99,121	90,388
Investment contracts for account of segregated fund holders (Note 22)	7,271	6,779
Total liabilities	246,141	235,870
Equity
Issued share capital and contributed surplus	10,911	10,943
Shareholders' retained earnings and accumulated other comprehensive income	11,410	11,013
Total shareholders' equity	22,321	21,956
Participating policyholders' equity	650	412
Total equity	22,971	22,368
Total liabilities and equity	CAD 269,112	CAD 258,238
Exchange rates at the end of the reporting periods (in USD per share) | $ / CAD	1.26	1.34